Income Taxes (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Changes in gross unrecognized tax benefits
Beginning balance	$ 12,888	$ 10,687	$ 9,210
Increases related to prior year tax positions	1,512	2,201	2,207
Decreases related to settlements with taxing authorities	(249)
Decreases related to lapsing of statute of limitations	(516)		(730)
Balance at the end of the period	13,635	12,888	10,687
Unrecognized tax benefits, other disclosures
Total unrecognized tax benefits that, if recognized, would affect effective tax rate	10,263	10,160
Accrued interest	1,558
Accrued penalties	$ 662